COMMON STOCK WARRANTS (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share Based Compensation Stock Options Activities Disclosure [Line Items]
Option Exercised (in shares)	60,000,000
Weighted Average Exercise Price - Exercised	$ 0.06
Warrant [Member]
Share Based Compensation Stock Options Activities Disclosure [Line Items]
Option Outstanding - Balance	84,553,306
Option Exercised (in shares)	(60,000,000)
Option Issued as a result of the above exercise (in shars)	45,000,000
Option Outstanding - Balance	69,553,306	84,553,306
Weighted Average Exercise Price - Balance	$ 0.06
Weighted Average Exercise Price - Exercised	$ 0.06
Weighted Average Exercise Price - Issued as a result of the above exercise	$ 0.12
Weighted Average Exercise Price - Balance	$ 0.10	$ 0.06
Weighted Average Remaining Contractual Term-Balance	4 years	2 years 8 months 12 days
Weighted Average Remaining Contractual Term - Exercised	2 years 8 months 12 days
Weighted Average Remaining Contractual Term - Issued as a result of the above exercise	4 years 10 months 24 days